                                               OPPENHEIMER BOND FUND
                                       OPPENHEIMER CAPITAL APPRECIATION FUND
                                       OPPENHEIMER CAPITAL PRESERVATION FUND
                                          OPPENHEIMER CAPITAL INCOME FUND
                                       OPPENHEIMER CONCENTRATED GROWTH FUND
                                      OPPENHEIMER CONVERTIBLE SECURITIES FUND
                                        OPPENHEIMER DEVELOPING MARKETS FUND
                                      OPPENHEIMER DISCIPLINED ALLOCATION FUND
                                            OPPENHEIMER DISCOVERY FUND
                                         OPPENHEIMER EMERGING GROWTH FUND
                                      OPPENHEIMER EMERGING TECHNOLOGIES FUND
                                            OPPENHEIMER ENTERPRISE FUND
                                              OPPENHEIMER EUROPE FUND
                                              OPPENHEIMER GLOBAL FUND
                                      OPPENHEIMER GLOBAL GROWTH & INCOME FUND
                                     OPPENHEIMER GOLD & SPECIAL MINERALS FUND
                                              OPPENHEIMER GROWTH FUND
                                            OPPENHEIMER HIGH YIELD FUND
                                        OPPENHEIMER INTERNATIONAL BOND FUND
                                       OPPENHEIMER INTERNATIONAL GROWTH FUND
                                   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                                     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
                                   OPPENHEIMER MAIN STREET GROWTH & INCOME FUND
                                     OPPENHEIMER MAIN STREET OPPORTUNITY FUND
                                      OPPENHEIMER MAIN STREET SMALL CAP FUND
                                              OPPENHEIMER MIDCAP FUND
                                       OPPENHEIMER MULTIPLE STRATEGIES FUND
                                       OPPENHEIMER QUEST BALANCED VALUE FUND
                                    OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
                                     OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.
                                     OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
                                        OPPENHEIMER QUEST VALUE FUND, INC.
                                            OPPENHEIMER REAL ASSET FUND
                                       OPPENHEIMER SENIOR FLOATING RATE FUND
                                            OPPENHEIMER SELECT MANAGERS
                                         OPPENHEIMER SMALL CAP VALUE FUND
                                          OPPENHEIMER SPECIAL VALUE FUND
                                         OPPENHEIMER STRATEGIC INCOME FUND
                                        OPPENHEIMER TOTAL RETURN FUND, INC.
                                           OPPENHEIMER TRINITY CORE FUND
                                     OPPENHEIMER TRINITY LARGE CAP GROWTH FUND
                                          OPPENHEIMER TRINITY VALUE FUND
                                         OPPENHEIMER U.S. GOVERNMENT TRUST
                                              OPPENHEIMER VALUE FUND

                                          Supplement Dated March 20, 2002
                                    to the Statements of Additional Information

The Statement of Additional Information for each fund named above is hereby revised to delete the Appendix captioned "Industry Classifications" and replace it with the following:

                                                     APPENDIX

                                             INDUSTRY CLASSIFICATIONS

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

March 20, 2002                                                                  765PX004